TYPE           	 13F-HR
PERIOD           03/31/2009
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY  May 12, 2009
Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	61
Form 13F Information Table Value Total:      	108,569


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

3M COMPANY		COM	88579Y101	 2,025 	40,719 	SH		SOLE		 40,719
ABB LTD SPONSORED 	ADR	000375204	 1,429 	102,535 SH		SOLE		 102,535
ABBOTT LABS 		COM	002824100	 1,127 	23,636 	SH		SOLE		 23,636
ALCOA INC 		COM	013817101	 818 	111,480 SH		SOLE		 111,480
ALLEGHENY TECHNOLOGIES 	COM	01741r102	 391 	17,840 	SH		SOLE		 17,840
AMERICAN EXPRESS CO 	COM	025816109	 838 	61,515 	SH		SOLE		 61,515
AIG INC			COM	026874107	 35 	34,600 	SH		SOLE		 34,600
ANADARKO PETE CORP 	COM	032511107	 1,271 	32,689 	SH		SOLE		 32,689
AT&T INC		COM	00206R102	 2,506 	99,459 	SH		SOLE		 99,459
AUTOMATIC DATA PROCESS 	COM	053015103	 580 	16,488 	SH		SOLE		 16,488
AVERY DENNISON CORP 	COM	053611109	 457 	20,475 	SH		SOLE		 20,475
BERKSHIRE HATHAWAY CL B	COM	084670207	 990 	351 	SH		SOLE		 351
BOEING CO		COM	097023105	 1,084 	30,460 	SH		SOLE		 30,460
BP PLC SPONSORED	ADR	055622104	 753 	18,782 	SH		SOLE		 18,782
CAMPBELL SOUP CO 	COM	134429109	 332 	12,150 	SH		SOLE		 12,150
CARPENTER TECHNOLOGY	COM	144285103	 900 	63,720 	SH		SOLE		 63,720
CBS CORP NEW CLASS B	COM	124857202	 268 	69,829 	SH		SOLE		 69,829
CHEVRON CORPORATION	COM	166764100	 4,495 	66,843 	SH		SOLE		 66,843
CISCO SYSTEMS INC	COM	17275R102	 1,678 	100,051 SH		SOLE		 100,051
COCA COLA CO		COM	191216100	 591 	13,454 	SH		SOLE		 13,454
CVS CORP 		COM	126650100	 248 	9,024 	SH		SOLE		 9,024
DEVON ENERGY CORP.	COM	25179M103	 237 	5,294 	SH		SOLE		 5,294
E M C CORP MASS		COM	268648102	 118 	10,323 	SH		SOLE		 10,323
EVEREST RE GROUP LTD	COM	g3223r108	 3,045 	43,015 	SH		SOLE		 43,015
EXXON MOBIL CORP	COM	30231G102	 9,803 	143,956 SH		SOLE		 143,956
FEDEX CORP 		COM	31428X106	 257 	5,775 	SH		SOLE		 5,775
GENERAL AMERN INVS FUND	COM	368802104	 15,247 993,270 SH		SOLE		 993,270
GENERAL DYNAMICS CORP 	COM	369550108	 416 	10,000 	SH		SOLE		 10,000
GENERAL ELECTRIC CO	COM	369604103	 2,674 	264,493 SH		SOLE		 264,493
HALLIBURTON COMPANY 	COM	406216101	 2,680 	173,255 SH		SOLE		 173,255
HESS CORP 		COM	42809H107	 856 	15,800 	SH		SOLE		 15,800
HEWLETT PACKARD CO	COM	428236103	 203 	6,332 	SH		SOLE		 6,332
HOME DEPOT INC 		COM	437076102	 493 	20,922 	SH		SOLE		 20,922
HONDA MOTOR LTD AMERN 	COM	438128308	 1,246 	52,590 	SH		SOLE		 52,590
HONEYWELL INTL INC 	COM	438516106	 2,312 	82,995 	SH		SOLE		 82,995
INTEL CORP		COM	458140100	 3,918 	260,653 SH		SOLE		 260,653
IBM COR			COM	459200101	 811 	8,368 	SH		SOLE		 8,368
iSHARES MSCI EAFE FUND	COM	464287465	 2,819 	74,984 	SH		SOLE		 74,984
JOHNSON & JOHNSON 	COM	478160104	 7,516 	142,887 SH		SOLE		 142,887
JPMORGAN CHASE & CO 	COM	46625H100	 2,388 	89,846 	SH		SOLE		 89,846
KIT DIGITAL INC.	COM	482470101	 8 	41,740 	SH		SOLE		 41,740
KRAFT FOODS INC. CL A	COM	50075N104	 258 	11,581 	SH		SOLE		 11,581
MEDTRONIC INC 		COM	585055106	 1,279 	43,400 	SH		SOLE		 43,400
MICROSOFT CORP		COM	594918104	 1,692 	92,102 	SH		SOLE		 92,102
NATIONAL-OILWELL INC.	COM	637071101	 609 	21,203 	SH		SOLE		 21,203
PARTNERRE LTD BERMUDA 	COM	g6852t105	 3,921 	63,175 	SH		SOLE		 63,175
PEPSICO INC		COM	713448108	 1,730 	33,606 	SH		SOLE		 33,606
PFIZER INC. 		COM	717081103	 2,490 	182,829 SH		SOLE		 182,829
PHILIP MORRIS INT INC.	COM	718172109	 281 	7,887 	SH		SOLE		 7,887
PROCTER & GAMBLE CO	COM	742718109	 455 	9,665 	SH		SOLE		 9,665
ROYAL DUTCH SHELL 	ADR	780259206	 709 	16,000 	SH		SOLE		 16,000
SCHLUMBERGER LTD 	COM	806857108	 664 	16,352 	SH		SOLE		 16,352
SLM CORP 		COM	78442P106	 57 	11,581 	SH		SOLE		 11,581
SPDR TR UNIT SER 1	COM	78462f103	 3,491 	43,902 	SH		SOLE		 43,902
TEXAS INSTRUMENTS INC	COM	882508104	 2,709 	164,086 SH		SOLE		 164,086
TIME WARNER INC NEW	COM	887317303	 209 	10,836 	SH		SOLE		 10,836
TOYOTA MOTOR CORP SP 	ADR 	892331307	 2,634 	41,605 	SH		SOLE		 41,605
UNION PAC CORP 		COM	907818108	 659 	16,034 	SH		SOLE		 16,034
VERIZON COMMUNICATIONS 	COM	92343V104	 1,005 	33,267 	SH		SOLE		 33,267
WAL-MART STORES INC	COM	931142103	 3,414 	65,520 	SH		SOLE		 65,520
WYETH 			COM	983024100	 439 	10,203 	SH		SOLE		 10,203
